Risk information - Assets and liabilities in foreign currencies (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Risk information
Assets	kr 333,647	kr 335,399
Liabilities	312,839	315,335
Currency risk
Risk information
Assets	333,647	335,399
Liabilities	312,839	315,335
Currency risk | Foreign currencies
Risk information
Assets	262,056	194,607
Liabilities	kr 262,518	kr 195,176